Summary of significant accounting policies (Details 1)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Sedelor S.A. [Member]
Statement [Line Items]
Principal activity	Investment
% of ownership interest held by the Group		100.00%	100.00%
Description of equity interest	Sedelor S.A.
Araucaria Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Araucária Ltda.
Cajueiro Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Cajueiro Ltda.
Ceibo Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Ceibo Ltda.
Cremaq Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Cremaq Ltda.
Engenho De Maracaju Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Engenho de Maracajú Ltda.
Flamboyant Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Flamboyant Ltda.
Jaborandi Agricola Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Jaborandi Agrícola Ltda.
Jaborandi Propriedades Agricolas S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Jaborandi Propriedades Agrícolas S.A.
Mogno Ltda. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Mogno Ltda.
Palmeiras S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Palmeiras S.A.
Agropecuaria Moroti S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Agropecuaria Morotí S.A.
Agropecuaria Acres Del Sud S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	100.00%
Description of equity interest	Agropecuaria Acres del Sud S.A.
Ombu Agropecuaria S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	0.00%
Description of equity interest	Ombú Agropecuaria S.A.
Yatay Agropecuaria S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	0.00%
Description of equity interest	Yatay Agropecuaria S.A.
Yuchan Agropecuaria S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	0.00%
Description of equity interest	Yuchán Agropecuaria S.A.
Agrifirma S.A. [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	99.99%	99.99%	99.99%
Description of equity interest	Agrifirma S.A.
Amauta Agro S.A. [Member]
Statement [Line Items]
Principal activity	Brokerage
% of ownership interest held by the Group	98.57%	98.57%	98.57%
Description of equity interest	Amauta Agro S.A.
FYO Acopio S.A. [Member]
Statement [Line Items]
Principal activity	Warehousing and brokerage
% of ownership interest held by the Group	98.57%	98.57%	98.57%
Description of equity interest	FyO Acopio S.A.
FYO Chile Spa. [Member]
Statement [Line Items]
Principal activity	Brokerage
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	FyO Chile SPA
Codalis S.A. [Member]
Statement [Line Items]
Principal activity	Investment
% of ownership interest held by the Group		0.00%	100.00%
Description of equity interest	Codalis S.A.
Alafox S.A. [Member]
Statement [Line Items]
Principal activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	0.00%
Description of equity interest	Alafox S.A.
Brasilagro-companhia Brasileira De Propiedades Agricolas [Member]
Statement [Line Items]
Principal activity	Agricultural
% of ownership interest held by the Group	39.56%	39.44%	33.55%
Description of equity interest	Brasilagro-CompanhIa Brasileira de Propriedades Agrícolas
Sociedad Anonima Carnes Pampeanas S.A [Member]
Statement [Line Items]
Principal activity	Agro-industrial
% of ownership interest held by the Group	0.00%	0.00%	100.00%
Futuros Y Opciones.com S.A. [Member]
Statement [Line Items]
Principal activity	Brokerage
% of ownership interest held by the Group	50.10%	50.10%	50.10%
Description of equity interest	Futuros y Opciones.Com S.A.
Helmir S.A. [Member]
Statement [Line Items]
Principal activity	Investment
% of ownership interest held by the Group	100.00%	100.00%	100.00%
Description of equity interest	Helmir S.A.
IRSA Inversiones Y Representaciones S.a. [Member]
Statement [Line Items]
Principal activity	Real estate
% of ownership interest held by the Group	53.94%	62.22%	61.95%
Description of equity interest	IRSA Inversiones y Representaciones Sociedad Anónima
Agropecuaria Santa Cruz S.A. [Member]
Statement [Line Items]
Principal activity	Investment
% of ownership interest held by the Group	0.00%	0.00%	100.00%
Description of equity interest	Agropecuaria Santa Cruz S.A.